Income Taxes (Details) - Schedule of Income from Operations Before Income Taxes - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Income From Operations Before Income Taxes Abstract
Loss before income taxes	$ (3,098,532)	$ (5,934,772)	$ (5,407,949)
Income tax expense at the PRC statutory rate	(404,481)	(653,066)	(811,192)
Non-deductible expenses	54,477	226,003	178,293
Deductible research and development expenses	(27,629)	(29,497)	(53,415)
Deferred tax provision	(1,250,105)	(876,804)	(197,693)
Valuation allowance for deferred tax assets	1,250,105	876,804	525,839
Effect of income tax rate differences in jurisdictions other than the PRC	377,633	456,560	686,314
Total income tax expenses			$ 328,146